Offerings - Offering: 1	Apr. 22, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	4,000,000
Proposed Maximum Offering Price per Unit	630.28
Maximum Aggregate Offering Price	$ 2,521,120,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 348,166.67
Offering Note	This Registration Statement also registers additional securities to be offered or issued upon adjustment or changes made to the registered securities by reason of any stock splits, stock dividends or similar transactions as permitted by Rule 416(a) and Rule 416(b) under the Securities Act of 1933, as amended (the "Securities Act"). (1) Represents additional shares of the Registrant's common stock to be registered and available for grant under its amended and restated Amended and Restated Teledyne Technologies Incorporated 2014 Incentive Award Plan (as amended and restated, the "Amended Plan"). The Registrant's stockholders approved an increase to the aggregate number of shares of common stock available for issuance under the Amended Plan on April 22, 2026. (2) Estimated solely for the purpose of calculating the registration fee under Rule 457(c) and (h) under the Securities Act, based on the average of the high and low prices for the Registrant's common stock reported on the New York Stock Exchange on April 16, 2026.